Financial Assets and Financial Liabilities - Summary of Other Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	$ 2,271	$ 4,062
Other financial assets	$ 2,271	4,062
Financial liabilities at fair value through profit or loss
Foreign exchange forward contracts		3
Other financial liabilities		$ 3